Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2017		$ 80,270	$ (220)	$ (69,832)	$ 10,218
Balance (in Shares) at Dec. 31, 2017	3,356,689
Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement (see Note 16.a.1)		372			372
Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement (see Note 16.a.1) (in Shares)	197,025
Expenses underlying shelf registration		(23)			(23)
Share-based compensation expense (see Note 16.a.2)		67			67
Share-based compensation expense (see Note 16.a.2) (in Shares)
Other comprehensive income/ loss			(113)		(113)
Net income (loss)				990	990
Balance at Dec. 31, 2018		80,686	(333)	(68,842)	11,511
Balance (in Shares) at Dec. 31, 2018	3,553,714
Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement (see Note 16.a.1)		465			465
Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement (see Note 16.a.1) (in Shares)	158,023
Share-based compensation expense (see Note 16.a.2)		143			143
Share-based compensation expense (see Note 16.a.2) (in Shares)	20,858
Issuance of Ordinary shares related to a Securities Purchase Agreement, net (see Note 16.a.3)		935			935
Issuance of Ordinary shares related to a Securities Purchase Agreement, net (see Note 16.a.3) (in Shares)	400,000
Exercise of options		316			316
Exercise of options (in Shares)	125,195
Other comprehensive income/ loss			100		100
Net income (loss)				(913)	(913)
Balance at Dec. 31, 2019		82,545	(233)	(69,755)	12,557
Balance (in Shares) at Dec. 31, 2019	4,257,790
Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement (see Note 16.a.1)		23			23
Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement (see Note 16.a.1) (in Shares)	41,090
Expenses underlying shelf registration		(41)			(41)
Share-based compensation expense (see Note 16.a.2)		77			77
Share-based compensation expense (see Note 16.a.2) (in Shares)	7,665
Exercise of options		193			193
Exercise of options (in Shares)	84,618
Warrants underlying loan agreement (see Note 16.a.4)		30			30
Other comprehensive income/ loss			(10)		(10)
Net income (loss)				(960)	(960)
Balance at Dec. 31, 2020		$ 82,827	$ (243)	$ (70,715)	$ 11,869
Balance (in Shares) at Dec. 31, 2020	4,391,163